CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class R, Class R1, Class FI and Class I of Legg Mason Capital Management Research Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (“Amendment No. 8”), and (b) that Amendment No. 8 was filed electronically.

Dated as of: July 2, 2010	By:	/s/ Richard C. Wachterman
	Name:	Richard C. Wachterman
	Title:	Assistant Secretary